Document And Entity Information	Aug. 08, 2019
Document Information [Line Items]
Entity Registrant Name	SEACOR HOLDINGS INC /NEW/
Document Type	8-K
Document Period End Date	Aug. 02, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12289
Entity Tax Identification Number	13-3542736
Entity Address, Address Line One	2200 Eller Drive,P.O. Box 13038
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33316
City Area Code	954
Local Phone Number	523-2200
Title of 12(b) Security	Common Stock
Trading Symbol	CKH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000859598